Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.10

Rating Agency Compliance - DS-159880
Run Date - 2/16/2021 10:58:12 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Originator Name	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	Origination Date	First Payment Date	State	Zip	Original Balance	Prepayment Penalty Flag	Prepayment Terms	Compliance Event	Compliance Exceptions	Credit Exceptions	Seasoning > 3 Years	S&P Compliance Grade	Fitch Compliance Grade	Moodys Compliance Grade	DBRS Compliance Grade	Morningstar Compliance Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	Alternate Loan ID
900001789	xxxxxxxxxxxxxx		Angel Oak Home Loans LLC, a Limited Liability Company	1	Fixed	Purchase	Primary	xx/xx/xxxx	xx/xx/xxxx	FL	xxxxx	$xxxxxxxx	No		1		*** (OPEN) Guideline Requirement: Total debt ratio discrepancy.- 44.64% DTI > 43% max - Guidelines allow for up to 50% with compensating factors - Lender exception approval in file for 44.10% DTI based on $3995 residual income, less than 150% payment shock and 29 year on the job - Rating - 2;	No	RA	A	A	A	A	Yes	No	N/A	No
900013266	xxxxxxxxxxxxxx		Angel Oak Mortgage Solutions LLC, a Limited Liability Corporation	1	Fixed	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	Investment	xx/xx/xxxx	xx/xx/xxxx	GA	xxxxx	$xxxxxxxx	Yes	3%, 2%, 1% or 6 months interest	1			No	RA	A	A	A	A	Yes	No	N/A	No
900017620	xxxxxxxxxxxxxx		Angel Oak Mortgage Solutions LLC, a Limited Liabi	1	Fixed	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	Primary	xx/xx/xxxx	xx/xx/xxxx	FL	xxxxx	$xxxxxxxx	No		1			No	RA	A	A	A	A	Yes	No	N/A	No